Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Summary of Inventories
	2021	2020
Raw materials and consumables	17,296	7,056
Finished goods	78,365	30,875
Advances to suppliers	—	1,184
Total	95,661	39,115